BORROWINGS AND FINANCE LEASES - Narrative (Details)	Dec. 31, 2017 EUR (€) banks	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 19,000,000	€ 23,000,000
Borrowings	5,748,000,000	€ 6,437,000,000
Multi-currency Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,500,000,000.0		$ 1,000,000,000
Number of credit facility banks | banks	10
Borrowings	€ 0